Commitments and Contingencies - Additional Information (Detail) - USD ($)		3 Months Ended	12 Months Ended
	Apr. 13, 2021	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Commitments [Line Items]
Purchase Obligation		$ 35,400,000	$ 36,100,000	$ 41,100,000
Long-term Line of Credit		5,900,000	5,900,000
Letter of Credit
Other Commitments [Line Items]
Long-term Line of Credit		$ 3,100,000	$ 3,100,000	$ 3,100,000
Line of credit facility expiration		2029-01	2029-01
Virgin Group Acquisition Corp. II [Member]
Other Commitments [Line Items]
Deferred underwriting commission		$ 14,087,500	$ 14,087,500
Virgin Group Acquisition Corp. II [Member] | Over-Allotment Option
Other Commitments [Line Items]
Deferred underwriting commission		$ 1,837,500	$ 1,837,500
Virgin Group Acquisition Corp. II [Member] | Underwriting Agreement | Over-Allotment Option
Other Commitments [Line Items]
Common stock shares subscribed but not issued		5,250,000	5,250,000
Underwriting discount per share	$ 0.2
Payment of underwriting discount	$ 8,050,000
Deferred underwriting discount per share	$ 0.35
Deferred underwriting commission	$ 14,087,500	$ 14,087,500	$ 14,087,500
Stock shares issued during the period shares	5,250,000